Quarterly Financial Summary (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014 [1]	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Product sales	$ 2,362	$ 2,227	$ 2,661	$ 1,700	$ 1,521	$ 609	$ 611	$ 657	$ 3,270	$ 6,588	$ 8,950	$ 3,398	$ 1,565
Gross profit	691	1,470	1,092	404	99	193	(382)	(70)	(3,498)	2,966	3,657	(160)	(4,064)
Operating loss	(5,477)	(4,662)	(4,947)	(4,961)	(5,565)	(5,649)	(5,563)	(4,456)	(22,827)	(14,571)	(20,047)	(21,233)	(17,998)
Net loss	$ (5,474)	$ (4,666)	$ (4,922)	$ (4,956)	$ (13,577)	$ (7,644)	$ (7,541)	$ (6,439)	$ (22,809)	$ (14,545)	$ (20,018)	$ (35,201)	$ (22,969)
Net loss per share - basic and diluted (in dollars per share)	$ (0.15)	$ (0.13)	$ (0.14)	$ (0.14)	$ (0.46)	$ (0.31)	$ (0.32)	$ (0.28)	$ (0.57)	$ (0.41)	$ (0.56)	$ (1.41)	$ (1.02)

[1]	During the fourth quarter of 2014, the Company wrote-off the unamortized discount on convertible promissory notes of $6,955 as a result of the automatic conversion of such notes into common stock upon the closing of the Company's IPO.